Label		Element	Value
Workforce Related [Member]
Accrued restructuring costs		us-gaap_RestructuringReserve	$ 395
Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ 3.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	250
Time Based Restricted Stock Units RS Us [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsNonvestedWeightedAverageGrantDateFairValue	$ 5.52
Time Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ 4.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	4,025
Preferred Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	[1]	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	$ 1,568

[1]	Preferred securities issued by subsidiaries of two publicly-held debt default insurers.